REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 137,785	$ 141,647
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	72,083	78,911
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	4,340	3,886
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	54,097	51,011
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 7,265	$ 7,839